Goodwill - Summary Of Carrying Amount Of Goodwill (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 701,000	$ 701,000	$ 701,000
Autonomy Solutions [Member]
Goodwill [Line Items]
Goodwill	687,000	687,000
Other Component Sales [Member]
Goodwill [Line Items]
Goodwill	$ 14,000	$ 14,000